FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended:	March 31, 2012

Check here if Amendment [  ] ; Amendment Number:
This Amendment (Check only one.):  [  ]  is a restatement
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Wafra Investment Advisory Group, Inc.
Address:	345 Park Avenue, 41st Floor
		New York, NY  10154

13F File number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that al information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered internal parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:		Vincent Campagna
Title:		Chief Compliance Officer
Phone:		212-759-3700
Signature, Place, and Date of Signing:

      Vincent Campagna New York, NY, April 25, 2012

Report Type (Check only one)
[X]	13F Holding Report
[  ]	13F Notice
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		69

Form 13F Information Value Total:		$665,563

List of Other Managers Included:			0



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FORM 13F                                          (SEC USE ONLY)

3/31/2012

Name of Reporting Manager

Item 6:
Item 8:
              Item 1:                        Item 2:       Item 3:
Item 4:        Item 5:
Investment Discretion                   Item 7:     Voting Authority
Shares
                                              Title
Fair        Shares or
Shares (SH)               (a) Sole  (b) Shared- (c) Shared-     Managers
          Name of Issuer                     of Class     Cusip No.
Market Value  Principal
AmtPrincipal (PRIN) Put/Call              As Defined    Other      See
Instr. V   (a) Sole (b) Shared
(c) None

in Instr. V

AT&T Inc.                           (T)        COM        00206R102
$11,364,000       363,868
SH                   363,868
172,629              191,239
Allergan Inc.                       (AGN)      COM        018490102
$9,576,000       100,350
SH                   100,350
50,750               49,600
American Express Company            (AXP)      COM        025816109
$10,146,000       175,350
SH                   175,350
81,400               93,950
American Tower REIT Com.            (AMT)      CL A       03027X100
$654,000        10,375
SH                    10,375
10,375               0.00
American Waterworks                 (AWK)      COM        030420103
$6,537,000       192,100
SH                   192,100
95,350               96,750
Ameriprise Financial Inc.           (AMP)      COM        03076C106
$7,132,000       124,830
SH                   124,830
61,280               63,550
Anadarko Petroleum Corp.            (APC)      COM        032511107
$7,944,000       101,400
SH                   101,400
47,050               54,350
Apple Computer Inc.                 (AAPL      COM        037833100
$41,399,000        69,050
SH                    69,050
36,500               32,550
Bank of America Corp.               (BAC)      COM        060505104
$12,920,000     1,350,000
SH                  1,350,000
1,350,000              0.00
Berkshire Hathaway Inc.            (BRK/B    CL B NEW     084670702
$4,455,000        54,900
SH                    54,900
26,000               28,900
Bristol-Myers Squibb Co.            (BMY)      COM        110122108
$9,703,000       287,500
SH                   287,500
144,900              142,600
CF Industries Holdings Inc.         (CF)       COM        125269100
$8,018,000        43,900
SH                    43,900
21,500               22,400
CVS / Caremark Corp                 (CVS)      COM        126650100
$9,495,000       211,945
SH                   211,945
115,405               96,540
Cameron International               (CAM)      COM        13342B105
$615,000        11,650
SH                    11,650
11,650               0.00
Capital One Financial Corp.         (COF)      COM        14040H105
$10,267,000       184,200
SH                   184,200
85,150               99,050
Celgene Corp.                       (CELG      COM        151020104
$9,690,000       125,000
SH                   125,000
66,800               58,200
Cerner Corp                         (CERN      COM        156782104
$8,663,000       113,750
SH                   113,750
57,700               56,050
Cirrus Logic Inc.                   (CRUS      COM        172755100
$324,000        13,600
SH                    13,600
13,600               0.00
Citigroup Inc.                      (C)        COM        172967424
$36,459,000       997,500
SH                   997,500
854,000              143,500
Coca-Cola Company                   (KO)       COM        191216100
$13,485,000       182,200
SH                   182,200
95,450               86,750
Conoco Phillips                     (COP)      COM        20825C104
$11,382,000       149,750
SH                   149,750
76,250               73,500
Cummins Inc                         (CMI)      COM        231021106
$8,620,000        71,810
SH                    71,810
33,310               38,500
Diamond Offshore Drilling           (DO)       COM        25271C102
$6,745,000       101,050
SH                   101,050
51,900               49,150
Dollar Tree Stores Inc.             (DLTR      COM        256746108
$5,632,000        59,600
SH                    59,600
32,000               27,600
EMC Corp/Mass                       (EMC)      COM        268648102
$9,572,000       320,350
SH                   320,350
171,700              148,650
Eagle Materials                     (EXP)      COM        26969P108
$6,149,000       176,950
SH                   176,950
88,350               88,600
Express Scripts Hldg Co             (ESRX      COM        30219G108
$8,923,000       164,700
SH                   164,700
84,050               80,650
Exxon Mobil Corporation             (XOM)      COM        30231G102
$20,919,000       241,200
SH                   241,200
124,600              116,600
General Electric Co.                (GE)       COM        369604103
$8,734,000       435,200
SH                   435,200
217,350              217,850
Gilead Sciences Inc.                (GILD      COM        375558103
$9,627,000       197,025
SH                   197,025
103,975               93,050
Google - A                          (GOOG      CL A       38259P508
$13,832,000        21,570
SH                    21,570
11,920               9,650
HMS Holdings                        (HMSY      COM        40425J101
$6,676,000       213,900
SH                   213,900
106,350              107,550
Home Depot Inc.                     (HD)       COM        437076102
$12,250,000       243,500
SH                   243,500
124,200              119,300
Honeywell International Inc.        (HON)      COM        438516106
$12,463,000       204,150
SH                   204,150
100,800              103,350
Ingersoll-Rand Co.                  (IR)       SHS        G47791101
$6,633,000       160,400
SH                   160,400
74,300               86,100
Int'l Business Machines Corp.       (IBM)      COM        459200101
$16,724,000        80,155
SH                    80,155
44,555               35,600
Intel Corp.                         (INTC      COM        458140100
$5,047,000       179,500
SH                   179,500
106,850               72,650
JP Morgan Chase & Co.               (JPM)      COM        46625H100
$17,348,000       377,300
SH                   377,300
175,300              202,000
Johnson & Johnson                   (JNJ)      COM        478160104
$10,146,000       153,825
SH                   153,825
82,025               71,800
Juniper Networks Inc.               (JNPR      COM        48203R104
$6,206,000       271,250
SH                   271,250
139,750              131,500
Marathon Petroleum Corp             (MPC)      COM        56585A102
$6,584,000       151,850
SH                   151,850
71,200               80,650
Microsoft Corp.                     (MSFT      COM        594918104
$15,527,000       481,375
SH                   481,375
252,575              228,800
National Oilwell          637071101 (NOV)      COM        637071101
$8,185,000       103,000
SH                   103,000
52,900               50,100
Nike Inc.                           (NKE)      COM        654106103
$9,714,000        89,575
SH                    89,575
44,975               44,600
Nucor Corporation                   (NUE)      COM        670346105
$7,259,000       169,000
SH                   169,000
82,900               86,100
Oracle Corporation                  (ORCL      COM        68389X105
$9,477,000       325,000
SH                   325,000
126,400              198,600
Perrigo Co.                         (PRGO      COM        714290103
$7,655,000        74,100
SH                    74,100
35,700               38,400
Phillip Morris International        (PM)       COM        718172109
$12,946,000       146,100
SH                   146,100
67,250               78,850
Precision Castparts Corp.           (PCP)      COM        740189105
$8,652,000        50,040
SH                    50,040
25,390               24,650
Procter & Gamble Co.                (PG)       COM        742718109
$14,843,000       220,850
SH                   220,850
117,650              103,200
Prudential Financial Inc.           (PRU)      COM        744320102
$10,282,000       162,200
SH                   162,200
75,300               86,900
Pulte Homes Inc                     (PHM)      COM        745867101
$7,734,000       873,850
SH                   873,850
405,750              468,100
Qualcomm Inc.                       (QCOM      COM        747525103
$14,432,000       212,050
SH                   212,050
107,300              104,750
Ralph Lauren Corp.                  (RL)       CL A       751212101
$8,294,000        47,575
SH                    47,575
24,750               22,825
Resmed Inc.                         (RMD)      COM        761152107
$542,000        17,550
SH                    17,550
17,550               0.00
Rockwell Automation                 (ROK)      COM        773903109
$9,369,000       117,550
SH                   117,550
58,550               59,000
Rowan Co. Inc.                      (RDC)      COM        779382100
$481,000        14,600
SH                    14,600
14,600               0.00
SPDR Trust Series 1 Index Fund      (SPY)    TR UNIT      78462F103
$4,576,000        32,500
SH                    32,500
0                  32,500
Salesforce.com                      (CRM)      COM        79466L302
$7,996,000        51,750
SH                    51,750
22,500               29,250
Schlumberger Ltd.                   (SLB)      COM        806857108
$11,206,000       160,250
SH                   160,250
81,550               78,700
TJX Companies                       (TJX)      COM        872540109
$9,308,000       234,400
SH                   234,400
114,100              120,300
The Walt Disney Co.                 (DIS)   COM DISNEY    254687106
$9,693,000       221,400
SH                   221,400
105,100              116,300
Tibco Software                      (TIBX      COM        88632Q103
$490,000        16,050
SH                    16,050
16,050               0.00
Transocean Sedco Forex Inc.         (RIG)    REG SHS      G90078109
$5,913,000       108,100
SH                   108,100
50,500               57,600
VMware                              (VMW)    CL A COM     928563402
$6,866,000        61,100
SH                    61,100
27,500               33,600
Verizon Communications              (VZ)       COM        92343V104
$7,394,000       193,420
SH                   193,420
67,620              125,800
Wells Fargo Company                 (WFC)      COM        949746101
$14,419,000       422,350
SH                   422,350
195,800              226,550
Whole Foods Market                  (WFM)      COM        966837106
$8,033,000        96,550
SH                    96,550
47,500               49,050
Zions Bancorporation                (ZION      COM        989701107
$5,219,000       243,200
SH                   243,200
112,500              130,700
Column Total
$665,563,000

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